OTHER INCOME, NET (Schedule of Components of Other Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income And Expenses [Abstract]
Foreign exchange gains (loss)	$ (2,610)	$ 619	$ 1,459
Gain from the currency translation adjustment		1,703	38
Tax reversal for expiration of the statute of limitations			807
Reversal of water conservancy fund	468
Gain on liquidation of subsidiary(3)	909
Realized investment gain			83
Other	589	654	361
Total	$ (644)	$ 2,976	$ 2,748